Taxation - Movement of valuation allowance (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) subsidiary	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Valuation allowance
Balance at beginning of the year	¥ 1,004,665	¥ 887,441	¥ 419,496
Additions	395,955	148,458	467,945
Reversal	(103,225)	(31,234)
Balance at ending of the year	¥ 1,297,395	¥ 1,004,665	¥ 887,441
Number of subsidiaries | subsidiary	2